STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Share Capital [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Retained earnings [Member]	Treasury stock [Member]
Balance at Dec. 31, 2009	$ 27,002	$ 21	$ 22,390	$ 207	$ 5,386	$ (1,002)
Stock based compensation expense	761		761
Excess tax benefit from share-based payment arrangements	209		209
Exercise of share options	375	1	374
Dividends	(8,477)				(8,477)
Comprehensive income:
Net income	8,389				8,389
Other Comprehensive income	(107)			(107)
Balance at Dec. 31, 2010	28,152	22	23,734	100	5,298	(1,002)
Stock based compensation expense	1,200		1,200
Exercise of share options	30		30
Dividends	(3,885)				(3,885)
Issuance of shares related to acquisition	750		750
Comprehensive income:
Net income	5,668				5,668
Other Comprehensive income	(100)			(100)
Balance at Dec. 31, 2011	31,815	22	25,714		7,081	(1,002)
Stock based compensation expense	1,085		1,085
Exercise of share options	76	1	75
Issuance of shares related to acquisition	18,200	5	18,195
Comprehensive income:
Net income	3,534				3,534
Balance at Dec. 31, 2012	$ 54,710	$ 28	$ 45,069		$ 10,615	$ (1,002)